Loan commitments and financial guarantee contracts (Tables)	12 Months Ended
Dec. 31, 2022
Loan commitments and financial guarantee contracts
Schedule of bank's outstanding loan commitments and financial guarantee contracts
The Bank’s outstanding loan commitments and financial guarantee contracts are as follows:

	December 31,
	2022	2021
Documentary letters of credit	304,789	214,230
Stand-by letters of credit and guarantees - commercial risk	351,625	268,196
Credit commitments	122,960	121,333
Total	779,374	603,759

Schedule of remaining maturity profile of the bank's outstanding loan commitments and financial guarantee contracts
The remaining maturity profile of the Bank’s outstanding loan commitments and financial guarantee contracts is as follows:

	December 31,
	2022	2021
Up to 1 year	693,650	542,137
From 1 to 2 years	15,956	57,622
Over 2 to 5 years	69,768	4,000
Total	779,374	603,759